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October 9, 2012

VIA EDGAR

Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

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   Re: VALIC Separate Account A ("Registrant")
       The Variable Annuity Life Insurance Company ("Depositor")
       Registration Statement on Form N-4
       File Nos.: 333-137942 and 811-03240
       Portfolio Director, Portfolio Director 2 and Portfolio Director Plus
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Ladies and Gentlemen:

On behalf of the Registrant, we are submitting for filing, pursuant to the Securities Act of 1933, as amended, ("1933 Act") and The Investment Company Act of 1940, as amended ("1940 Act"), Post-Effective Amendment No. 17 and Amendment No. 187 under the 1933 Act and the 1940 Act, respectively, to the Registration Statement on Form N-4.

The purpose of this Rule 485(a) (1) filing is to make several changes to a guaranteed benefit feature, IncomeLOCK Plus, and to add the VALIC Company I Dynamic Allocation Fund as a variable investment option.

Other than these changes, the prospectus is substantially similar to the May 1, 2012 Portfolio Director registration statement (333-137942), except that disclosure related to previously offered living benefits has been moved to a new appendix. For this reason, we respectfully request selective review.

Under separate cover, we will provide a redlined document of the prospectus compared to the May 1, 2012 Portfolio Director registration statement.

We respectfully request, pursuant to 1933 Act Rule 485(b)(1)(vii), that you allow us to add the changes to the IncomeLOCK Plus to "old" Portfolio Director, 033-75292, through a 485BPOS filing, around the end of December 2012, since we use the same prospectus for both versions of Portfolio Director.

We confirm and acknowledge that:

   1. Should the Commission or the staff, acting pursuant to delegated authority, allow the filing to become effective, it does not foreclose the Commission from taking any action with respect to the filing; and

   2. The action of the Commission or the staff, acting pursuant to delegated authority, in allowing the filing to become effective, does not relieve Depositor and Registrant from full responsibility for the adequacy and accuracy of the disclosure in the filing; and

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   3. Depositor and Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws of the United States.

Please contact Mark Matthes at 713-831-3150 if you have any questions or need more information.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

By  /s/ Mark Matthes
    -------------------------
    Vice President, Associate
    General Counsel and
    Assistant Secretary